10 Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventories Abstract
Schedule of inventories

Unrealized bonuses are presented as reducing the inventories at each balance sheet date.

		As of December 31,
	Notes	2020	2019
Stores		3,416	2,402
Distribution centers	10.1	374	404
Inventories - Éxito Group		—	2,255
Real estate inventories - Éxito Group		—	190
Allowance for losses on inventory obsolescence and damages	10.2	(51)	(61)
		3,739	5,190

Schedule of allowance for losses on inventory obsolescence and damage
10.2	Allowance for loss on inventory obsolescence and damages

	For the year ended December 31,
	2020	2019	2018
At the beginning of the year	(61)	(34)	(37)
Additions	(13)	(5)	—
Discontinued operations	28	—	—
Foreign currency translation adjustment	(5)	—	—
Business combinations	—	(22)	—
Write-offs	—	—	3
At the end of the year	(51)	(61)	(34)